Pension and Other Employee Obligations - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 20,593	$ 16,722
Fair value of plan assets	(2,711)	(2,727)
Expected contributions for the year ending March 31, 2023	3,290
Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	1,351	1,442
Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 1,360	1,285
Unquoted government securities [member] | Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	40.00%
Unquoted government securities [member] | Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	79.00%
Money market instruments [member] | Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	60.00%
Money market instruments [member] | Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	21.00%
Discount rate [member]
Disclosure of defined benefit plans [line items]
Possible change in discount rates within a 12-month period	up to 1%
India [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 19,705	16,367
Philippines [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	92	67
Sri Lanka [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	688	288
Dubai [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 108	$ 0